Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule of Accrued Liabilities [Line Items]
Compensation and related benefits	$ 39,446	$ 24,824
Interest	39,003	37,065
Interest rate swap agreements	9,800
Product warranties	8,604	8,722
Income taxes payable		8,937
Other	42,384	49,701
Total	$ 139,237	$ 129,249